Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Collateralized Transactions
The fair value of collateral received	¥ 68,052	¥ 64,853
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 50,043	¥ 48,717